Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2012 and 2011 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2010	$268,466	$799,060	$679,916	$ 88,852	$1,836,294
Acquisitions	-	-	2,986	-	2,986
Translation	-	(8,619)	-	-	(8,619)

Balance, December 31, 2011	268,466	790,441	682,902	88,852	1,830,661
Acquisitions and dispositions	138,579	(3,489)	20,323	-	155,413
Translation	-	18,464	-	-	18,464

Balance, December 31, 2012	$407,045	$805,416	$703,225	$ 88,852	$2,004,538

Schedule of Intangible Assets

Intangible assets with estimated lives of 3 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2012		December 31, 2011

	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,156,979	$325,819	$941,787	$262,841
Trademarks and trade names	152,869	32,653	123,192	25,628
Other	28,610	20,746	25,868	17,738

	$1,338,458	$379,218	$1,090,847	$306,207